Restatement of prior year balances (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Fair value adjustment on option liability		$ 0	$ 0	$ 3,811,504
Accretion on joint venture settlement obligation		(552,928)	(185,587)	0
Joint venture settlement obligation [Member] | Captiva [Member]
Disclosure of joint ventures [line items]
Amounts payable, related party	$ 5,591,588
Monthly installments payable	$ 116,491
Accretion on joint venture settlement obligation		$ (552,928)	$ (185,587)